Income Tax - Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Total	$ 772,375	$ 655,359
Federal | Prior to 2018
Operating Loss Carryforwards [Line Items]
Total	237,850	237,850
Federal | Post December 31, 2017
Operating Loss Carryforwards [Line Items]
Total	216,724	145,480
State
Operating Loss Carryforwards [Line Items]
Total	$ 317,801	$ 272,029